AMG Yacktman Focused Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2020
	Shares	Value
Common Stocks - 64.8%
Communication Services - 17.5%
Alphabet, Inc., Class C*	56,000	$82,297,600
Bollore SA (France)	47,746,528	177,847,322
Fox Corp., Class B	4,450,000	124,466,500
News Corp., Class A	5,145,915	72,145,728
News Corp., Class B	200,000	2,796,000
The Walt Disney Co.	650,000	80,652,000

Total Communication Services		540,205,150
Consumer Discretionary - 11.2%
Booking Holdings, Inc.*	40,000	68,427,200
Continental AG (Germany)	500,000	54,184,469
Hyundai Home Shopping Network Corp. (South Korea)	547,254	33,402,339
Hyundai Mobis Co., Ltd. (South Korea)	200,000	39,236,785
Macy's, Inc.	9,000,000	51,300,000
Ralph Lauren Corp.	183,000	12,438,510
Rinnai Corp. (Japan)	276,000	26,921,388
Sodexo, S.A. (France)[1]	800,000	57,027,368
Stanley Electric Co., Ltd. (Japan)	75,832	2,185,412

Total Consumer Discretionary		345,123,471
Consumer Staples - 16.4%
Ambev S.A., ADR (Brazil)	7,000,000	15,820,000
Associated British Foods PLC (United Kingdom)	3,700,000	89,079,641
The Coca-Cola Co.	1,300,000	64,181,000
Hengan International Group Co., Ltd. (China)	5,872,300	42,985,648
Ingredion, Inc.	180,000	13,622,400
KT&G Corp. (South Korea)	235,000	16,596,173
PepsiCo, Inc.	650,000	90,090,000
The Procter & Gamble Co.	630,000	87,563,700
Sysco Corp.	1,400,000	87,108,000

Total Consumer Staples		507,046,562
Energy - 0.8%
ConocoPhillips	300,000	9,852,000
Exxon Mobil Corp.	250,000	8,582,500
Weatherford International PLC (Switzerland)*	2,421,818	4,722,545

Total Energy		23,157,045
Financials - 3.8%
The Bank of New York Mellon Corp.	650,000	22,321,000
First Hawaiian, Inc.	696,000	10,071,120
State Street Corp.	800,000	47,464,000
U.S. Bancorp	750,000	26,887,500
	Shares	Value

Wells Fargo & Co.	500,000	$11,755,000

Total Financials		118,498,620
Health Care - 2.1%
Johnson & Johnson	430,000	64,018,400
Industrials - 5.2%
Aggreko PLC (United Kingdom)	2,890,601	13,745,047
Brenntag AG (Germany)	1,650,000	104,910,680
Mitsuboshi Belting, Ltd. (Japan)	91,535	1,489,555
MSC Industrial Direct Co., Inc., Class A	220,000	13,921,600
Societe BIC, S.A. (France)[1]	300,000	15,723,958
Yuasa Trading Co., Ltd. (Japan)	332,500	10,390,747

Total Industrials		160,181,587
Information Technology - 6.0%
Cisco Systems, Inc.	300,000	11,817,000
Cognizant Technology Solutions Corp., Class A	1,050,000	72,891,000
Microsoft Corp.	410,000	86,235,300
Oracle Corp.	250,000	14,925,000

Total Information Technology		185,868,300
Materials - 1.8%
Huntsman Corp.	1,600,000	35,536,000
Nihon Parkerizing Co., Ltd. (Japan)	1,868,100	18,300,876

Total Materials		53,836,876

Total Common Stocks (Cost $1,819,220,717)		1,997,936,011

	Principal Amount
Corporate Bonds and Notes - 2.9%
Energy - 0.5%
W&T Offshore, Inc.
9.750%, 11/01/23[2]	$22,824,000	15,717,976
Financials - 0.7%
Service Properties Trust
4.350%, 10/01/24	14,389,000	13,022,045
4.500%, 03/15/25	3,505,000	3,163,262
4.650%, 03/15/24	5,335,000	4,961,550

Total Financials		21,146,857
Industrials - 1.7%
Macy's Retail Holdings, LLC
2.875%, 02/15/23	6,823,000	5,518,101
3.625%, 06/01/24	1,720,000	1,255,084
Weatherford International, Ltd. (Bermuda)
11.000%, 12/01/24[1,2]	74,388,000	44,632,800

Total Industrials		51,405,985

Total Corporate Bonds and Notes (Cost $127,534,265)		88,270,818

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Preferred Stocks - 13.6%
Consumer Staples - 0.4%
Amorepacific Corp., 1.800% (South Korea)	250,000	$12,309,005
Information Technology - 13.2%
Samsung Electronics Co., Ltd., 2.000% (South Korea)	9,500,000	408,889,592

Total Preferred Stocks (Cost $179,922,509)		421,198,597

	Principal Amount
Short-Term Investments - 18.6%
Joint Repurchase Agreements - 0.3%[3]
Bank of America Securities, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $989,179 (collateralized by various U.S. Government Agency Obligations, 2.000% - 5.000%, 03/01/36 - 05/01/58, totaling $1,008,961)	$989,177	989,177
Citadel Securities LLC, dated 09/30/20, due 10/01/20, 0.120% total to be received $1,167,022 (collateralized by various U.S. Treasuries, 0.000% - 7.500%, 10/08/20 - 08/15/50, totaling $1,190,363)	1,167,018	1,167,018
Citigroup Global Markets, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $1,781,220 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 4.625%, 11/27/20 - 11/01/59, totaling $1,816,840)	1,781,216	1,781,216
	Principal Amount	Value

HSBC Securities USA, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $1,781,220 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.000%, 11/01/26 - 08/01/50, totaling $1,816,840)	$1,781,216	$1,781,216
RBC Dominion Securities, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $1,781,220 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 10/27/20 - 07/15/61, totaling $1,816,840)	1,781,216	1,781,216

Total Joint Repurchase Agreements		7,499,843

	Shares
Other Investment Companies - 18.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%[4]	246,294,533	246,294,533
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.06%[4]	319,177,427	319,177,427

Total Other Investment Companies		565,471,960

Total Short-Term Investments (Cost $572,971,803)		572,971,803
Total Investments - 99.9% (Cost $2,699,649,294)		3,080,377,229
Other Assets, less Liabilities - 0.1%		2,994,090
Net Assets - 100.0%		$3,083,371,319

*	Non-income producing security.
[1]	Some of these securities, amounting to $28,220,313 or 0.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the value of these securities amounted to $60,350,776 or 2.0% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the September 30, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$362,357,828	$177,847,322	—	$540,205,150
Consumer Staples	358,385,100	148,661,462	—	507,046,562
Consumer Discretionary	132,165,710	212,957,761	—	345,123,471
Information Technology	185,868,300	—	—	185,868,300
Industrials	13,921,600	146,259,987	—	160,181,587
Financials	118,498,620	—	—	118,498,620
Health Care	64,018,400	—	—	64,018,400
Materials	35,536,000	18,300,876	—	53,836,876
Energy	23,157,045	—	—	23,157,045
Corporate Bonds and Notes†	—	88,270,818	—	88,270,818
Preferred Stocks†	—	421,198,597	—	421,198,597
Short-Term Investments
Joint Repurchase Agreements	—	7,499,843	—	7,499,843
Other Investment Companies	565,471,960	—	—	565,471,960
Total Investments in Securities	$1,859,380,563	$1,220,996,666	—	$3,080,377,229

†	All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2020, there were no transfers in or out of Level 3.

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at September 30, 2020, was as follows:
Country	% of Long-Term Investments
Bermuda	1.8
Brazil	0.6
China	1.7
France	10.0
Germany	6.3
Japan	2.4
South Korea	20.4
Switzerland	0.2
United Kingdom	4.1
United States	52.5
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$28,220,313	$7,499,843	$22,447,927	$29,947,770
The following table summarizes the securities received as collateral for securities lending at September 30, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.500%	07/15/22-02/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.